Digital assets	6 Months Ended
Dec. 31, 2024
Digital assets
Digital assets

9.Digital assets

	December 31,	June 30,
	2024	2024
	US$	US$
Digital assets
Held in related parties’ platform	—	—
Digital assets held on exchange institution	4,831,637	891
	4,831,637	891

The following table sets forth the fair values of digital assets held by the Group as the end of the financial period/year:

	December 31,	June 30,
	2024	2024
	US$	US$

Bitcoin (“BTC”)	2,063,704	—
Ethereum (“ETH”)	742,519	—
USD Tether (“USDT”)	10,583	—
USDC	1,826,816	—
Others(2)	188,015	891
Total	4,831,637	891

(1)	Others mainly consist of “XRP”, “ADA”, “BCH”, “ADA”, “DOT”, “BNB”, “TRX” and “SOL”, no other crypto asset individually representing more than 3% of the total.